Interim Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Operating expenses:
Research and development, net	$ 4,760	$ 3,960	$ 9,810	$ 7,754
Marketing and business development	265	357	501	742
General and administrative	1,096	1,503	2,111	3,112
Operating loss	6,121	5,820	12,422	11,608
Financial expense, net	171	7	311	262
Loss before income tax	6,292	5,827	12,733	11,870
Income tax expenses	2	10	9	35
Net loss	$ 6,294	$ 5,837	$ 12,742	$ 11,905
Basic loss per ordinary share (in Dollars per share)	$ 1.25	$ 3.95	$ 2.62	$ 10.85
Weighted average number of ordinary shares used in computing basic loss per share (in Shares)	5,024,871	1,479,449	4,858,158	1,097,015